INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 18 - INTANGIBLE ASSETS

			Use of the	Intangible
	Concession		public	assets in
	Rights	Software	property	progress	Impairment	Others	Total
Average depreciation rate per year (%)	2.42	6.54	2.36	—	—	1.03	—
Costs	81,960,541	633,504	314,044	562,560	—	396,819	83,867,468
Accumulated Amortization and Impairment	(3,268,833)	(363,511)	(98,695)	—	(43,654)	(226,534)	(4,001,227)
Balance on December 31, 2023	78,691,708	269,993	215,349	562,560	(43,654)	170,285	79,866,241
Additions	—	3,601	208	391,046	—	54,205	449,060
Write-offs/Reversals	(17,358)	(52,073)	—	(1,232)	—	(799)	(71,462)
Amortizations	(1,934,243)	(49,655)	(7,938)	—	—	(35,514)	(2,027,350)
Transfers for Assets Held for Sale[2]	(35,533)	—	(10,770)	—	—	(5,501)	(51,804)
Transfers	14,273	348,144	415	(342,468)	7,078	(18,854)	8,588
Balance on December 31, 2024	76,718,847	520,010	197,264	609,906	(36,576)	163,822	78,173,273
Costs	81,916,771	929,008	298,841	609,906	—	425,870	84,180,396
Accumulated Amortization and Impairment	(5,197,924)	(408,998)	(101,577)	—	(36,576)	(262,048)	(6,007,123)

			Use of the	Intangible
	Concession		public	assets in
	Rights	Software	property	progress	Impairment	Others	Total
Average depreciation rate per year (%)	3.30	20.00	3.30	—	—	3.40	—
Costs	80,725,923	473,331	306,888	505,533	—	322,737	82,334,412
Accumulated Amortization and Impairment	(1,610,450)	(360,798)	(89,084)	—	(119,133)	(174,366)	(2,353,831)
Balance on December 31, 2022	79,115,473	112,533	217,804	505,533	(119,133)	148,371	79,980,581
Acquisition of Control Invested	1,188,150	231	4,635	867	—	72,767	1,266,650
Additions	938	1,225	995	233,689	—	52,029	288,876
Casualties	(59,325)	(618)	—	(179)	76,378	(74,010)	(57,754)
Amortizations	(1,584,994)	(17,733)	(8,085)	—	—	(27,995)	(1,638,807)
Transfers to Assets Held for Sale	—	(295)	—	(2,173)	460	333	(1,675)
Transfers	31,466	174,650	—	(175,177)	(1,359)	(1,210)	28,370
Balance on December 31, 2023	78,691,708	269,993	215,349	562,560	(43,654)	170,285	79,866,241
Costs	81,960,541	633,504	314,044	562,560	—	396,819	83,867,468
Accumulated Amortization and Impairment	(3,268,833)	(363,511)	(98,695)	—	(43,654)	(226,534)	(4,001,227)

The balance of the exploration right is composed mainly of amounts arising from new contracts entered into by hydroelectric plants covered by Law No. 14,182/2021, in the Eletrobras capitalization process.

Accounting Policy

Intangible assets are initially measured at cost, which includes all expenses directly attributable to preparing the asset for its intended use, or at the fair value of intangible assets acquired in a business combination. After initial recognition, the company must keep the asset recognized at cost less accumulated amortization and impairment losses, if any. The Company adopts the amortization rates determined by ANEEL, considering that the useful life estimated by the agency is adequate for its assets, using the annual amortization rates for assets linked to the electricity sector established in the Electricity Sector Asset Control Manual (MCPSE). Assets linked to concessions that do not provide for compensation at the end of the contractual term are amortized over the period of the concession or authorization.